Retirement benefits - Assets allocations (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Debt instruments, percentage contributed to fair value of plan assets	42.00%	30.00%
Other assets, percentage contributed to fair value of plan assets	13.00%	14.00%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Debt instruments, percentage contributed to fair value of plan assets	20.00%
Other assets, percentage contributed to fair value of plan assets	0.00%
Maximum
Disclosure of fair value of plan assets [line items]
Debt instruments, percentage contributed to fair value of plan assets	55.00%
Other assets, percentage contributed to fair value of plan assets	34.00%
Canadian
Disclosure of fair value of plan assets [line items]
Equities	28.00%	26.00%
Canadian | Minimum
Disclosure of fair value of plan assets [line items]
Equities	2.00%
Canadian | Maximum
Disclosure of fair value of plan assets [line items]
Equities	30.00%
Foreign
Disclosure of fair value of plan assets [line items]
Equities	17.00%	30.00%
Foreign | Minimum
Disclosure of fair value of plan assets [line items]
Equities	15.00%
Foreign | Maximum
Disclosure of fair value of plan assets [line items]
Equities	57.00%